Document And Entity Information	May 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2023
Entity Registrant Name	BROAD STREET REALTY, INC.
Entity Central Index Key	0000764897
Entity Emerging Growth Company	false
Securities Act File Number	001-09043
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3361229
Entity Address, Address Line One	7250 Woodmont Ave, Suite 350
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	828-1200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE